UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21574

Investment Company Act File Number

Eaton Vance Floating-Rate Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 31

Date of Fiscal Year End

February 28, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate Income Trust

February 28, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 140.7%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.9%
Accudyne Industries, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2024		773	$777,954
IAP Worldwide Services, Inc.
Revolving Loan, 1.39%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2018(2)		325	325,473
Term Loan - Second Lien, 8.19%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		434	353,075
TransDigm, Inc.
Term Loan, 4.41%, (USD LIBOR + 2.75%), Maturing June 9, 2023(4)		6,660	6,712,480
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		2,884	2,901,941
Wesco Aircraft Hardware Corp.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021		1,008	995,215

			$12,066,138

Automotive — 2.8%
Allison Transmission, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing September 23, 2022		1	$1,443
American Axle and Manufacturing, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		3,324	3,339,335
Apro, LLC
Term Loan, 5.69%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		294	295,769
Belron Finance US, LLC
Term Loan, 4.29%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024		600	604,125
Chassix, Inc.
Term Loan, 7.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		1,500	1,516,875
CS Intermediate Holdco 2, LLC
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing November 2, 2023		616	619,501
Dayco Products, LLC
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023		1,117	1,133,311
FCA US, LLC
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018		1,338	1,342,761
Federal-Mogul Holdings Corporation
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021		3,331	3,355,245
Horizon Global Corporation
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021		404	405,531
Sage Automotive Interiors, Inc.
Term Loan, 6.65%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		792	801,075
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	880	1,080,808
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		1,057	1,063,416
Tower Automotive Holdings USA, LLC
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		1,410	1,415,251

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Visteon Corporation
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.00%), Maturing March 24, 2024	685	$690,843

		$17,665,289

Beverage and Tobacco — 0.8%
Arterra Wines Canada, Inc.
Term Loan, 4.38%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	2,376	$2,393,820
Flavors Holdings, Inc.
Term Loan, 7.44%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	1,291	1,168,487
Term Loan - Second Lien, 11.69%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	1,000	775,000
Refresco Group B.V.
Term Loan, 4.59%, (3 mo. USD LIBOR + 2.75%), Maturing January 29, 2025	375	377,109

		$4,714,416

Brokerage/Securities Dealers/Investment Houses — 0.9%
Aretec Group, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020	1,602	$1,609,749
Term Loan - Second Lien, 7.15%, (1 mo. USD LIBOR + 5.50% (2.00% Cash, 5.15% PIK)), Maturing May 23, 2021	2,602	2,614,611
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.27%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023	600	609,750
Salient Partners L.P.
Term Loan, 10.09%, (1 mo. USD LIBOR + 8.50%), Maturing May 19, 2021	765	753,063

		$5,587,173

Building and Development — 3.3%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing October 31, 2023	2,829	$2,848,072
Beacon Roofing Supply, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	625	628,662
Core & Main L.P.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	823	826,367
CPG International, Inc.
Term Loan, 5.59%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024	2,026	2,045,900
DTZ U.S. Borrower, LLC
Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021	4,131	4,136,167
Henry Company, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	447	454,035
Quikrete Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	2,788	2,803,371
RE/MAX International, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	2,096	2,089,351
Realogy Corporation
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	913	920,664
Summit Materials Companies I, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing November 21, 2024	675	680,231
Werner FinCo L.P.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	1,148	1,162,223
WireCo WorldGroup, Inc.
Term Loan, 7.48%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023	642	648,695
Term Loan - Second Lien, 10.98%, (3 mo. USD LIBOR + 9.00%), Maturing September 30, 2024	1,500	1,530,000

		$20,773,738

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 12.9%
Acosta Holdco, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		3,310	$2,930,313
AlixPartners, LLP
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		2,084	2,098,579
Altisource Solutions S.a.r.l.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing December 9, 2020		1,300	1,296,575
Altran Technologies S.A.
Term Loan, Maturing January 17, 2025(5)	EUR	2,100	2,570,540
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		572	577,528
Brickman Group Ltd., LLC
Term Loan, 4.62%, (1 mo. USD LIBOR + 3.00%), Maturing December 18, 2020		872	878,901
Camelot UK Holdco Limited
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		2,059	2,076,040
Cast and Crew Payroll, LLC
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing September 27, 2024		422	425,377
Change Healthcare Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		7,121	7,142,451
Corporate Capital Trust, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019		1,011	1,013,758
CPM Holdings, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing April 11, 2022		293	297,786
Crossmark Holdings, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019		1,512	777,069
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024		1,393	1,400,182
EAB Global, Inc.
Term Loan, 5.48%, (3 mo. USD LIBOR + 3.75%), Maturing November 15, 2024		1,400	1,408,750
Education Management, LLC
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		566	0
Term Loan, 5.85%, (3 mo. USD LIBOR + 4.50%), Maturing July 2, 2020(3)		252	119,488
EIG Investors Corp.
Term Loan, 5.95%, (USD LIBOR + 4.00%), Maturing February 9, 2023(4)		3,619	3,647,155
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		425	430,312
Extreme Reach, Inc.
Term Loan, 7.95%, (3 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		2,491	2,491,438
First Data Corporation
Term Loan, 3.87%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		2,703	2,710,274
Garda World Security Corporation
Term Loan, 7.00%, (3 mo. USD Prime + 2.50%), Maturing May 24, 2024		2,104	2,129,818
Term Loan, 7.75%, (3 mo. USD Prime + 3.25%), Maturing May 24, 2024	CAD	968	759,776
Global Payments, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing April 21, 2023		992	998,652
GreenSky Holdings, LLC
Term Loan, 5.69%, (1 mo. USD LIBOR + 4.00%), Maturing August 26, 2024		1,771	1,781,629
IG Investment Holdings, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 29, 2021		2,185	2,212,672
Information Resources, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		918	926,239

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ION Trading Technologies S.a.r.l.
Term Loan, 3.75%, (2 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing November 21, 2024	EUR	2,275	$2,793,280
J.D. Power and Associates
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		3,466	3,494,300
KAR Auction Services, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		1,974	1,990,726
Kronos Incorporated
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2023		6,410	6,460,231
LegalZoom.com, Inc.
Term Loan, 6.09%, (1 mo. USD LIBOR + 4.50%), Maturing November 21, 2024		800	807,000
Term Loan - Second Lien, 10.09%, (3 mo. USD LIBOR + 8.50%), Maturing November 21, 2025		600	606,000
Monitronics International, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		2,378	2,376,837
ON Assignment, Inc.
Term Loan, Maturing February 20, 2025(5)		525	527,953
PGX Holdings, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		1,390	1,362,685
Ping Identity Corporation
Term Loan, 5.37%, (1 mo. USD LIBOR + 3.75%), Maturing January 22, 2025		375	377,812
Prime Security Services Borrower, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		2,798	2,824,754
Red Ventures, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024		1,297	1,307,421
Shutterfly, Inc.
Term Loan, Maturing August 17, 2024(5)		575	580,391
SMG Holdings, Inc.
Term Loan, 4.89%, (1 mo. USD LIBOR + 3.25%), Maturing January 23, 2025		250	252,188
Spin Holdco, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		3,528	3,554,492
Techem GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing October 2, 2024	EUR	1,400	1,713,575
Tempo Acquisition, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		1,945	1,952,848
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.59%, (3 mo. USD LIBOR + 2.75%), Maturing September 2, 2021		1,198	1,202,629
Vantiv, LLC
Term Loan, 3.59%, (1 mo. USD LIBOR + 2.00%), Maturing August 9, 2024		1,350	1,359,562
Vestcom Parent Holdings, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		569	574,942
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		270	271,673
West Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		1,175	1,186,506

			$80,679,107

Cable and Satellite Television — 6.0%
Charter Communications Operating, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		3,850	$3,864,438
CSC Holdings, LLC
Term Loan, 3.84%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		3,791	3,782,390
Term Loan, 4.14%, (3 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		1,375	1,380,371

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	496	$584,019
Term Loan, 4.52%, (3 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		2,010	1,929,420
Radiate Holdco, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		2,069	2,068,633
Telenet Financing USD, LLC
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		2,000	2,008,906
Unitymedia Finance, LLC
Term Loan, 3.84%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		1,050	1,050,547
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	1,000	1,225,290
UPC Financing Partnership
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		2,600	2,602,709
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 15, 2026	EUR	2,000	2,449,150
Virgin Media Bristol, LLC
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		7,400	7,433,700
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	2,425	2,966,426
Ziggo Secured Finance Partnership
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		3,825	3,793,237

			$37,139,236

Chemicals and Plastics — 6.8%
Alpha 3 B.V.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		597	$601,478
Aruba Investments, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		1,001	1,002,706
Ashland, Inc.
Term Loan, 3.60%, (USD LIBOR + 2.00%), Maturing May 17, 2024(4)		622	626,636
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing June 1, 2024		2,720	2,738,925
Chemours Company (The)
Term Loan, 3.00%, (1 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing May 12, 2022	EUR	705	869,232
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2022		344	345,719
Emerald Performance Materials, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		552	557,477
Term Loan - Second Lien, 9.40%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		625	626,823
Ferro Corporation
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing February 14, 2024		447	448,672
Flint Group GmbH
Term Loan, 4.74%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		161	152,802
Flint Group US, LLC
Term Loan, 4.74%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		976	924,328
Gemini HDPE, LLC
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		2,414	2,428,878
H.B. Fuller Company
Term Loan, 3.84%, (1 mo. USD LIBOR + 2.25%), Maturing October 20, 2024		2,170	2,181,766
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	3,275	4,003,707
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		100	100,451

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Invictus
Term Loan, Maturing January 24, 2025(5)		525	$529,922
Kraton Polymers, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing January 6, 2022		1,404	1,412,672
MacDermid, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		1,077	1,081,891
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		2,773	2,797,136
Minerals Technologies, Inc.
Term Loan, 3.87%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		956	967,508
Orion Engineered Carbons GmbH
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.50%), Maturing July 25, 2024		1,168	1,176,025
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing July 31, 2024	EUR	836	1,030,074
PolyOne Corporation
Term Loan, 3.59%, (1 mo. USD LIBOR + 2.00%), Maturing November 11, 2022		539	543,383
PQ Corporation
Term Loan, 4.29%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		3,141	3,160,480
Solenis International L.P.
Term Loan, 4.50%, (EURIBOR + 3.50%, Floor 1.00%), Maturing July 31, 2021(4)	EUR	1,040	1,274,825
Term Loan, 5.23%, (USD LIBOR + 3.25%), Maturing July 31, 2021(4)		314	313,403
Sonneborn Refined Products B.V.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		72	71,960
Sonneborn, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		408	407,775
Spectrum Holdings III Corp.
Term Loan, 1.00%, Maturing January 31, 2025(2)		36	36,180
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		364	365,820
Trinseo Materials Operating S.C.A.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing September 6, 2024		1,808	1,825,046
Tronox Blocked Borrower, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		1,119	1,127,394
Tronox Finance, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		2,581	2,601,677
Unifrax Corporation
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024		597	604,093
Univar, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024		3,056	3,074,835
Venator Materials Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		424	426,322

			$42,438,021

Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		274	$274,993

			$274,993

Containers and Glass Products — 3.8%
Berry Global, Inc.
Term Loan, 3.62%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		930	$933,716
BWAY Holding Company
Term Loan, 4.96%, (USD LIBOR + 3.25%), Maturing April 3, 2024(4)		1,070	1,075,196
Consolidated Container Company, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing May 22, 2024		424	426,719
Flex Acquisition Company, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		3,499	3,520,792

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Horizon Holdings III SAS
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	1,692	$2,064,466
Libbey Glass, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		1,120	1,107,678
Pelican Products, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing April 11, 2020		1,345	1,353,897
Pro Mach Group, Inc.
Term Loan, Maturing February 26, 2025(5)		250	251,172
Reynolds Group Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		5,815	5,848,672
Ring Container Technologies Group, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		825	829,641
SIG Combibloc PurchaseCo S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing March 13, 2022	EUR	2,637	3,239,992
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.47%, (1 week USD LIBOR + 3.00%), Maturing March 13, 2022		1,214	1,221,060
Tekni-Plex, Inc.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing October 17, 2024	EUR	1,375	1,691,130
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		325	326,625

			$23,890,756

Cosmetics/Toiletries — 0.7%
Coty, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022		933	$939,269
Galleria Co.
Term Loan, 4.63%, (1 mo. USD LIBOR + 3.00%), Maturing September 29, 2023		1,895	1,911,786
KIK Custom Products, Inc.
Term Loan, 6.17%, (3 mo. USD LIBOR + 4.50%), Maturing May 15, 2023		1,594	1,606,756

			$4,457,811

Drugs — 5.6%
Albany Molecular Research, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		848	$851,761
Term Loan - Second Lien, 8.65%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025		500	502,500
Alkermes, Inc.
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.75%), Maturing September 25, 2021		404	406,220
Amneal Pharmaceuticals, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2019		3,376	3,394,293
Arbor Pharmaceuticals, Inc.
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		2,962	3,015,995
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.94%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		5,124	5,126,812
Horizon Pharma, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024		3,683	3,707,012
Jaguar Holding Company II
Term Loan, 4.42%, (USD LIBOR + 2.75%), Maturing August 18, 2022(4)		7,091	7,123,637
Mallinckrodt International Finance S.A.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		2,771	2,768,484
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		925	928,276
PharMerica Corporation
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024		850	856,375

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan - Second Lien, 9.33%, (1 mo. USD LIBOR + 7.75%), Maturing December 7, 2025		450	$452,250
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.50%), Maturing April 1, 2022		5,483	5,551,458

			$34,685,073

Ecological Services and Equipment — 1.4%
Advanced Disposal Services, Inc.
Term Loan, 3.72%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		2,287	$2,299,406
Charah, LLC
Term Loan, 8.18%, (USD LIBOR + 6.25%), Maturing October 25, 2024(4)		700	709,625
EnergySolutions, LLC
Term Loan, 6.45%, (3 mo. USD LIBOR + 4.75%), Maturing May 29, 2020		2,823	2,887,018
GFL Environmental, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023		889	894,305
Term Loan, 5.27%, (3 mo. USD LIBOR + 3.75%), Maturing September 29, 2023	CAD	1,481	1,162,998
Wrangler Buyer Corp.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024		575	579,261

			$8,532,613

Electronics/Electrical — 15.8%
Almonde, Inc.
Term Loan, 5.48%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		2,861	$2,862,811
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021		501	490,926
Applied Systems, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024		2,444	2,461,114
Aptean, Inc.
Term Loan, 5.95%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		2,729	2,753,257
Avast Software B.V.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 30, 2023		2,092	2,107,724
Barracuda Networks, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		1,200	1,208,500
Campaign Monitor Finance Pty. Limited
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		1,032	1,029,565
CommScope, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		727	731,949
CPI International, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		723	726,653
Cypress Semiconductor Corporation
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing July 5, 2021		1,110	1,118,788
DigiCert, Inc.
Term Loan, 6.52%, (3 mo. USD LIBOR + 4.75%), Maturing October 31, 2024		1,025	1,038,453
Electrical Components International, Inc.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021		2,201	2,223,120
Electro Rent Corporation
Term Loan, 6.98%, (USD LIBOR + 5.00%), Maturing January 31, 2024(4)		1,361	1,371,459
Entegris, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		160	160,838
Epicor Software Corporation
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		1,225	1,232,486

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Exact Merger Sub, LLC
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		673	$680,887
EXC Holdings III Corp.
Term Loan, 5.16%, (6 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		525	530,906
Eze Castle Software, Inc.
Term Loan, 4.67%, (USD LIBOR + 3.00%), Maturing April 6, 2020(4)		2,454	2,468,289
Flexera Software, LLC
Term Loan, Maturing February 26, 2025(5)		250	250,937
Go Daddy Operating Company, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		5,814	5,832,640
GrafTech Finance, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025		2,000	2,002,500
GTCR Valor Companies, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing June 16, 2023		1,698	1,711,265
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 20, 2023	EUR	499	613,228
Hyland Software, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		2,999	3,024,206
Infoblox, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		2,088	2,114,617
Infor (US), Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		7,231	7,249,228
Informatica Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	350	429,313
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		3,995	4,018,884
Lattice Semiconductor Corporation
Term Loan, 5.83%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		548	554,690
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		1,300	1,286,150
MA FinanceCo., LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021		3,050	3,053,098
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		529	530,629
Microsemi Corporation
Term Loan, 3.74%, (2 mo. USD LIBOR + 2.00%), Maturing January 15, 2023		537	539,896
MTS Systems Corporation
Term Loan, 4.84%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		1,350	1,362,052
Prometric Holdings, Inc.
Term Loan, 4.77%, (3 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		325	328,047
Renaissance Learning, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021		2,219	2,236,547
Term Loan - Second Lien, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing April 11, 2022		250	251,562
Rocket Software, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing October 14, 2023		1,284	1,299,797
Seattle Spinco, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		3,571	3,583,467
SGS Cayman L.P.
Term Loan, 7.07%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		215	204,461
SkillSoft Corporation
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		5,073	4,930,239
Solera, LLC
Term Loan, Maturing March 3, 2023(5)		900	904,500
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, Maturing February 28, 2025(5)		1,097	1,094,331

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
SS&C Technologies, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		25	$24,724
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		1,569	1,578,840
Term Loan, Maturing February 28, 2025(5)		3,128	3,148,125
SurveyMonkey, Inc.
Term Loan, 6.20%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024		1,443	1,453,571
Sutherland Global Services, Inc.
Term Loan, 7.07%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		922	878,353
Switch, Ltd.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		274	276,122
Syncsort Incorporated
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024		2,618	2,624,984
Tibco Software, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		546	548,447
TTM Technologies, Inc.
Term Loan, Maturing September 27, 2024(5)		350	352,187
Uber Technologies
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023		4,349	4,385,407
Veritas Bermuda Ltd.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023		2,440	2,430,285
VF Holding Corp.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023		3,014	3,043,794
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (2 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	625	766,503
Term Loan, 4.65%, (2 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		800	801,750
Western Digital Corporation
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing April 29, 2023		1,702	1,712,915

			$98,630,016

Equipment Leasing — 0.7%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.84%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022		4,502	$4,502,375

			$4,502,375

Financial Intermediaries — 5.1%
Armor Holding II, LLC
Term Loan, 6.20%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020		2,421	$2,433,862
Term Loan - Second Lien, 10.70%, (3 mo. USD LIBOR + 9.00%), Maturing December 26, 2020		1,425	1,432,125
Citco Funding, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022		2,856	2,884,765
Clipper Acquisitions Corp.
Term Loan, 3.62%, (2 mo. USD LIBOR + 2.00%), Maturing December 11, 2024		1,275	1,279,384
Ditech Holding Corporation
Term Loan, 7.65%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022		3,750	3,729,361
Donnelley Financial Solutions, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		291	293,250
EIG Management Company, LLC
Term Loan, Maturing January 30, 2025(5)		275	278,094
FinCo I, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing December 27, 2022		1,271	1,287,113
Focus Financial Partners, LLC
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing July 3, 2024		1,197	1,203,982

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Freedom Mortgage Corporation
Term Loan, 7.10%, (1 mo. USD LIBOR + 5.50%), Maturing February 23, 2022		2,016	$2,041,081
Greenhill & Co., Inc.
Term Loan, 5.38%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)		1,100	1,109,625
Guggenheim Partners, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		1,261	1,270,016
Harbourvest Partners, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.50%), Maturing February 4, 2021		619	621,029
Term Loan, Maturing February 20, 2025(5)		600	600,750
LPL Holdings, Inc.
Term Loan, 3.81%, (USD LIBOR + 2.25%), Maturing September 23, 2024(4)		1,493	1,498,106
MIP Delaware, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		109	109,804
NXT Capital, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022		2,847	2,897,196
Ocwen Financial Corporation
Term Loan, 6.59%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		401	403,639
Quality Care Properties, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022		2,871	2,903,299
Sesac Holdco II, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		596	597,361
Victory Capital Management, Inc.
Term Loan, 4.40%, (3 mo. USD LIBOR + 2.75%), Maturing February 7, 2025		365	366,103
Virtus Investment Partners, Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.50%), Maturing June 1, 2024		547	550,670
Walker & Dunlop, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020		2,174	2,201,017

			$31,991,632

Food Products — 4.3%
Alphabet Holding Company, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		2,594	$2,507,590
American Seafoods Group, LLC
Term Loan, 4.39%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2023		364	365,428
Badger Buyer Corp.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing September 26, 2024		374	378,271
Blue Buffalo Company Ltd.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing May 27, 2024		1,095	1,100,657
Del Monte Foods, Inc.
Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		1,239	1,053,213
Term Loan - Second Lien, 9.06%, (6 mo. USD LIBOR + 7.25%), Maturing August 18, 2021		1,500	965,000
Dole Food Company, Inc.
Term Loan, 4.36%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		1,876	1,886,134
Froneri International PLC
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing January 22, 2025	EUR	2,825	3,467,324
High Liner Foods Incorporated
Term Loan, 4.93%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		848	844,190
HLF Financing S.a.r.l.
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		1,581	1,592,308
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	285	350,863

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		2,074	$2,089,889
JBS USA, LLC
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		6,898	6,873,443
Nomad Foods Europe Midco Limited
Term Loan, 3.84%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		650	652,573
Pinnacle Foods Finance, LLC
Term Loan, 3.58%, (1 mo. USD LIBOR + 2.00%), Maturing February 2, 2024		866	872,910
Post Holdings, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing May 24, 2024		1,791	1,796,348

			$26,796,141

Food Service — 2.2%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.92%, (USD LIBOR + 2.25%), Maturing February 16, 2024(4)		6,377	$6,393,826
Aramark Services, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing March 11, 2025		975	983,125
IRB Holding Corp.
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		900	909,900
NPC International, Inc.
Term Loan, 5.15%, (2 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		945	954,703
Pizza Hut Holdings, LLC
Term Loan, 3.59%, (1 mo. USD LIBOR + 2.00%), Maturing June 16, 2023		1,062	1,069,122
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		287	288,649
TKC Holdings, Inc.
Term Loan, 6.03%, (USD LIBOR + 4.25%), Maturing February 1, 2023(4)		1,117	1,131,217
Welbilt, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		1,772	1,789,534

			$13,520,076

Food/Drug Retailers — 1.5%
Albertsons, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		1,350	$1,334,670
Term Loan, 4.67%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		1,485	1,469,166
Term Loan, 4.96%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		4,013	3,959,739
Diplomat Pharmacy, Inc.
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.50%), Maturing December 12, 2024		586	595,459
Holland & Barrett International
Term Loan, 5.77%, (3 mo. GBP LIBOR + 5.25%), Maturing August 4, 2024	GBP	450	608,441
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	450	543,739
Supervalu, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		251	249,531
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		419	415,885

			$9,176,630

Forest Products — 0.2%
Expera Specialty Solutions, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023		1,136	$1,155,498

			$1,155,498

Health Care — 14.2%
Acadia Healthcare Company, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing February 11, 2022		263	$264,538

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
ADMI Corp.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2022	366	$369,891
Akorn, Inc.
Term Loan, 5.94%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021	1,935	1,926,336
Alliance Healthcare Services, Inc.
Term Loan, 6.19%, (USD LIBOR + 4.50%), Maturing October 24, 2023(4)	875	880,104
Term Loan - Second Lien, 11.69%, (USD LIBOR + 10.00%), Maturing April 24, 2024(4)	525	530,250
Ardent Legacy Acquisitions, Inc.
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.50%), Maturing August 4, 2021	1,084	1,086,729
Argon Medical Devices, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025	825	830,156
Auris Luxembourg III S.a.r.l.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	827	837,012
Avantor, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024	1,325	1,339,768
Beaver-Visitec International, Inc.
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing August 21, 2023	864	868,383
BioClinica, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	1,536	1,505,755
Carestream Dental Equipment, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	1,397	1,399,556
CeramTec Acquisition Corporation
Term Loan, 4.73%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	35	35,289
Certara L.P.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing August 3, 2024	998	1,009,969
CHG Healthcare Services, Inc.
Term Loan, 4.77%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)	2,783	2,812,462
Community Health Systems, Inc.
Term Loan, 4.73%, (3 mo. USD LIBOR + 2.75%), Maturing December 31, 2019	1,924	1,909,949
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.00%), Maturing January 27, 2021	2,103	2,060,289
Concentra, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 2.75%), Maturing June 1, 2022	611	616,816
Convatec, Inc.
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	644	647,723
CPI Holdco, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024	720	727,434
CryoLife, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024	525	532,219
DaVita HealthCare Partners, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021	1,950	1,966,123
DJO Finance, LLC
Term Loan, 4.92%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)	2,364	2,346,938
Envision Healthcare Corporation
Term Loan, 4.65%, (USD LIBOR + 3.00%), Maturing December 1, 2023(4)	7,774	7,813,163
Equian, LLC
Term Loan, 5.15%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2024	673	677,095
Faenza Acquisition GmbH
Term Loan, 4.73%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	81	81,056
Term Loan, 4.73%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	264	264,472
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023	2,123	2,140,015
GHX Ultimate Parent Corporation
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024	721	724,982

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Greatbatch Ltd.
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing October 27, 2022	2,235	$2,257,141
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.72%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	3,697	3,715,126
INC Research, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024	484	486,544
Indivior Finance S.a.r.l.
Term Loan, 6.11%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	3,425	3,465,672
Kindred Healthcare, Inc.
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	1,592	1,600,236
Kinetic Concepts, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	2,935	2,948,826
KUEHG Corp.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	3,303	3,328,319
Term Loan - Second Lien, 9.94%, (1 week USD LIBOR + 8.25%), Maturing August 18, 2025	425	431,375
Medical Depot Holdings, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	780	736,612
Medical Solutions, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing June 9, 2024	773	775,522
MMM Holdings, Inc.
Term Loan, 10.82%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	462	448,160
MPH Acquisition Holdings, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	3,735	3,758,405
MSO of Puerto Rico, Inc.
Term Loan, 10.82%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	336	325,810
National Mentor Holdings, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	1,070	1,079,857
Navicure, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	675	679,219
New Millennium Holdco, Inc.
Term Loan, 8.15%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	560	196,110
Opal Acquisition, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	3,193	3,080,992
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	3,674	3,703,325
Parexel International Corporation
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	2,843	2,846,073
Press Ganey Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing October 21, 2023	817	823,216
Prospect Medical Holdings, Inc.
Term Loan, 7.00%, (1 week USD LIBOR + 5.50%), Maturing February 13, 2024	1,275	1,286,156
Quintiles IMS Incorporated
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	1,223	1,231,810
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	998	1,004,981
RadNet, Inc.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	1,696	1,712,146
Select Medical Corporation
Term Loan, 5.21%, (USD LIBOR + 3.50%), Maturing March 1, 2021(4)	1,787	1,801,387
Sotera Health Holdings, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	907	910,788
Surgery Center Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	1,072	1,073,987

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Team Health Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024		2,233	$2,177,297
Tecomet, Inc.
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.50%), Maturing May 1, 2024		846	855,001
U.S. Anesthesia Partners, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		1,245	1,253,049
Wink Holdco, Inc.
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		500	499,375

			$88,696,989

Home Furnishings — 1.0%
Bright Bidco B.V.
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024		1,493	$1,517,219
Serta Simmons Bedding, LLC
Term Loan, 5.22%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		4,876	4,726,430

			$6,243,649

Industrial Equipment — 5.5%
Apex Tool Group, LLC
Term Loan, Maturing February 1, 2022(5)		2,650	$2,654,733
Clark Equipment Company
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.50%), Maturing May 18, 2024		2,227	2,235,909
Coherent Holding GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing November 7, 2023	EUR	880	1,085,295
Delachaux S.A.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		447	449,342
DexKo Global, Inc.
Term Loan, 5.25%, (2 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		923	932,683
DXP Enterprises, Inc.
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.50%), Maturing August 29, 2023		549	546,568
Engineered Machinery Holdings, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		1,275	1,280,977
EWT Holdings III Corp.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		1,655	1,672,249
Filtration Group Corporation
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2020		643	649,946
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	432	527,882
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		1,421	1,427,754
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	943	1,154,397
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		4,686	4,723,553
Hayward Industries, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		499	501,789
Husky Injection Molding Systems Ltd.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2021		2,699	2,709,777
Milacron, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing September 28, 2023		2,963	2,976,036
Paladin Brands Holding, Inc.
Term Loan, 7.19%, (1 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		1,362	1,378,582
Rexnord, LLC
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024		2,523	2,542,462

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Robertshaw US Holding Corp.
Term Loan, Maturing February 19, 2025(5)		1,075	$1,086,758
Signode Industrial Group US, Inc.
Term Loan, 4.42%, (1 mo. USD LIBOR + 2.75%), Maturing May 4, 2021		973	975,233
Tank Holding Corp.
Term Loan, 5.93%, (USD LIBOR + 4.25%), Maturing March 16, 2022(4)		1,160	1,165,811
Thermon Industries, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		400	404,000
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	1,000	1,233,944

			$34,315,680

Insurance — 4.4%
Alliant Holdings I, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing August 12, 2022		2,589	$2,605,494
AmWINS Group, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		2,351	2,367,121
Asurion, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022		5,388	5,418,742
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		2,400	2,411,927
Term Loan - Second Lien, 7.65%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025		1,725	1,773,516
Cunningham Lindsey U.S., Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2019		613	612,357
Term Loan - Second Lien, 9.69%, (3 mo. USD LIBOR + 8.00%), Maturing June 10, 2020		1,000	998,750
Financiere CEP
Term Loan, 4.25%, (1 mo. EURIBOR + 4.25%), Maturing December 13, 2024	EUR	550	662,612
Hub International Limited
Term Loan, 4.84%, (3 mo. USD LIBOR + 3.00%), Maturing October 2, 2020		4,161	4,183,175
NFP Corp.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		2,239	2,250,935
Sedgwick Claims Management Services, Inc.
Term Loan, Maturing March 1, 2021(5)		1,175	1,176,679
USI, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		3,092	3,094,183

			$27,555,491

Leisure Goods/Activities/Movies — 6.0%
AMC Entertainment, Inc.
Term Loan, 3.84%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022		2,322	$2,332,300
Term Loan, 3.84%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		594	596,228
Ancestry.com Operations, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		3,202	3,220,821
Bombardier Recreational Products, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2023		4,802	4,856,676
Bright Horizons Family Solutions, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing November 7, 2023		1,575	1,585,489
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		1,447	1,446,854
Cineworld Limited
Term Loan, Maturing February 18, 2025(5)	EUR	925	1,132,229
Term Loan, Maturing February 18, 2025(5)		2,175	2,174,698

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ClubCorp Club Operations, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 18, 2024		1,910	$1,923,725
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		1,780	1,782,749
Emerald Expositions Holding, Inc.
Term Loan, 4.42%, (3 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		1,244	1,255,799
Etraveli Holding AB
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing November 24, 2024	EUR	850	1,020,797
Lindblad Expeditions, Inc.
Term Loan, 6.34%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021		198	200,075
Term Loan, 6.34%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021		1,535	1,550,578
Live Nation Entertainment, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		2,812	2,837,893
Match Group, Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		558	561,647
Sabre GLBL, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		1,050	1,054,519
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		1,964	1,959,582
SRAM, LLC
Term Loan, 4.93%, (USD LIBOR + 3.25%), Maturing March 15, 2024(4)		1,977	1,981,543
Steinway Musical Instruments, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		925	930,781
UFC Holdings, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		1,555	1,565,033
WMG Acquisition Corp.
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing November 1, 2023		1,493	1,499,970

			$37,469,986

Lodging and Casinos — 5.2%
Amaya Holdings B.V.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		4,648	$4,685,146
Term Loan - Second Lien, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing August 1, 2022		923	931,317
Aristocrat Leisure Limited
Term Loan, 3.74%, (3 mo. USD LIBOR + 2.00%), Maturing October 19, 2024		1,275	1,282,437
Boyd Gaming Corporation
Term Loan, 3.97%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023		1,038	1,044,245
CityCenter Holdings, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024		2,164	2,176,976
Cyan Blue Holdco 3 Limited
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing August 23, 2024		299	300,925
Eldorado Resorts, LLC
Term Loan, 3.95%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)		891	892,716
ESH Hospitality, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing August 30, 2023		1,365	1,374,684
Four Seasons Hotels Limited
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2023		1,015	1,022,572
Gateway Casinos & Entertainment Limited
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2023		423	424,461
Golden Nugget, Inc.
Term Loan, 4.98%, (USD LIBOR + 3.25%), Maturing October 4, 2023(4)		4,634	4,676,312

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hanjin International Corp.
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.50%), Maturing September 20, 2020		550	$553,094
Hilton Worldwide Finance, LLC
Term Loan, 3.62%, (1 mo. USD LIBOR + 2.00%), Maturing October 25, 2023		4,685	4,716,733
La Quinta Intermediate Holdings, LLC
Term Loan, 4.47%, (3 mo. USD LIBOR + 2.75%), Maturing April 14, 2021		1,057	1,061,402
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing April 25, 2023		2,063	2,075,962
Playa Resorts Holding B.V.
Term Loan, 5.00%, (USD LIBOR + 3.25%), Maturing April 29, 2024(4)		2,341	2,357,036
Tropicana Entertainment, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing November 27, 2020		184	185,380
VICI Properties 1, LLC
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		2,315	2,329,721

			$32,091,119

Nonferrous Metals/Minerals — 1.5%
Dynacast International, LLC
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		1,326	$1,337,118
Fairmount Santrol, Inc.
Term Loan, 7.69%, (3 mo. USD LIBOR + 6.00%), Maturing November 1, 2022		1,900	1,914,250
Global Brass & Copper, Inc.
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.25%), Maturing July 18, 2023		913	924,856
Murray Energy Corporation
Term Loan, 8.94%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020		2,100	1,851,607
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)(7)		64	38,650
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)		1,003	109,301
Oxbow Carbon, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		700	709,625
Term Loan - Second Lien, 9.15%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		800	812,000
Rain Carbon GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	1,025	1,256,440
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)(7)		641	385,862

			$9,339,709

Oil and Gas — 3.7%
Ameriforge Group, Inc.
Term Loan, 10.69%, (3 mo. USD LIBOR + 9.00%) 9.69% Cash, 1.00% PIK)), Maturing June 8, 2022		771	$832,909
BCP Raptor, LLC
Term Loan, 6.04%, (USD LIBOR + 4.25%), Maturing June 24, 2024(4)		771	778,475
Bronco Midstream Funding, LLC
Term Loan, 5.87%, (3 mo. USD LIBOR + 4.00%), Maturing August 15, 2020		1,723	1,745,789
CITGO Petroleum Corporation
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021		1,064	1,061,257
Crestwood Holdings, LLC
Term Loan, 9.59%, (3 mo. USD LIBOR + 8.00%), Maturing June 19, 2019		961	963,759
Fieldwood Energy, LLC
DIP Loan, 0.50%, Maturing August 14, 2018(2)		56	54,280

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 4.57%, (3 mo. USD LIBOR + 2.88%), Maturing September 28, 2018		1,125	$1,123,406
Term Loan, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing August 31, 2020		1,350	1,346,625
Term Loan, 0.00%, Maturing September 30, 2020(6)		727	650,579
Term Loan - Second Lien, 0.00%, Maturing September 30, 2020(6)		973	158,128
Green Plains Renewable Energy, Inc.
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023		1,097	1,115,080
Medallion Midland Acquisition, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024		675	676,688
MEG Energy Corp.
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023		7,589	7,614,811
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)(6)		8	0
Term Loan, 7.73%, (3 mo. USD LIBOR + 6.00% (1.00% Cash, 6.73% PIK)), Maturing July 18, 2022		60	50,792
PSC Industrial Holdings Corp.
Term Loan, 5.84%, (1 mo. USD LIBOR + 4.25%), Maturing October 3, 2024		775	775,000
Term Loan - Second Lien, 10.09%, (1 mo. USD LIBOR + 8.50%), Maturing October 3, 2025		425	418,625
Sheridan Investment Partners II L.P.
Term Loan, 5.49%, (USD LIBOR + 3.50%), Maturing December 16, 2020(4)		39	33,556
Term Loan, 5.49%, (USD LIBOR + 3.50%), Maturing December 16, 2020(4)		104	89,976
Term Loan, 5.49%, (USD LIBOR + 3.50%), Maturing December 16, 2020(4)		746	646,808
Sheridan Production Partners I, LLC
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		124	106,063
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		203	173,644
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		1,531	1,310,443
Ultra Resources, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 3.00%), Maturing April 12, 2024		1,550	1,547,579

			$23,274,272

Packaging & Containers — 0.1%
Crown Holdings, Inc.
Term Loan, Maturing January 18, 2025(5)	EUR	625	$771,364

			$771,364

Publishing — 1.9%
Ascend Learning, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024		1,222	$1,227,666
Getty Images, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 18, 2019		4,353	4,186,974
Harland Clarke Holdings Corp.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023		976	987,764
Lamar Media Corporation
Term Loan, Maturing February 16, 2025(5)		575	578,683
LSC Communications, Inc.
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		1,104	1,115,208
Merrill Communications, LLC
Term Loan, 7.02%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022		591	596,526
Multi Color Corporation
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024		350	352,188
ProQuest, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021		1,948	1,974,287

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Tweddle Group, Inc.
Term Loan, 7.77%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022	831	$818,781

		$11,838,077

Radio and Television — 4.5%
ALM Media Holdings, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	436	$381,855
CBS Radio, Inc.
Term Loan, 4.62%, (3 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	1,631	1,643,269
Cumulus Media Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	4,399	3,854,723
E.W. Scripps Company (The)
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing October 2, 2024	399	401,161
Entravision Communications Corporation
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	1,172	1,176,214
Gray Television, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	272	274,097
Hubbard Radio, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing May 27, 2022	543	546,738
iHeartCommunications, Inc.
Term Loan, 8.44%, (3 mo. USD LIBOR + 6.75%), Maturing January 30, 2019	2,132	1,694,257
Term Loan, 9.19%, (3 mo. USD LIBOR + 7.50%), Maturing July 30, 2019	364	285,566
Mission Broadcasting, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	333	333,992
Nexstar Broadcasting, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	2,614	2,623,307
Radio Systems Corporation
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing May 2, 2024	448	450,548
Raycom TV Broadcasting, LLC
Term Loan, 3.87%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	1,172	1,174,993
Sinclair Television Group, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	548	549,052
Term Loan, Maturing December 12, 2024(5)	3,200	3,214,000
Univision Communications, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	9,680	9,577,637

		$28,181,409

Retailers (Except Food and Drug) — 6.0%
Ascena Retail Group, Inc.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	2,376	$2,140,624
Bass Pro Group, LLC
Term Loan, 6.65%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	1,421	1,423,925
BJ’s Wholesale Club, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	1,067	1,066,404
CDW, LLC
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.00%), Maturing August 17, 2023	4,981	5,004,314
Coinamatic Canada, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	47	47,578
David’s Bridal, Inc.
Term Loan, 5.70%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	2,106	1,814,569
Evergreen Acqco 1 L.P.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	2,403	2,314,854
Global Appliance, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	1,047	1,063,740

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Go Wireless, Inc.
Term Loan, 8.16%, (3 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	800	$805,500
Harbor Freight Tools USA, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	574	575,758
J. Crew Group, Inc.
Term Loan, 4.66%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	3,171	1,980,195
LSF9 Atlantis Holdings, LLC
Term Loan, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	1,086	1,092,870
Men’s Wearhouse, Inc. (The)
Term Loan, 5.15%, (USD LIBOR + 3.50%), Maturing June 18, 2021(4)	1,380	1,387,209
Michaels Stores, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	2,090	2,101,411
Neiman Marcus Group Ltd., LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	2,313	1,967,206
Party City Holdings, Inc.
Term Loan, 4.47%, (USD LIBOR + 2.75%), Maturing August 19, 2022(4)	1,300	1,305,146
PetSmart, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	4,386	3,595,443
PFS Holding Corporation
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	2,382	1,762,314
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	555	529,906
Rent-A-Center, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing March 19, 2021	124	123,868
Staples, Inc.
Term Loan, 5.79%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	673	669,567
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.65%, (1 mo. USD LIBOR + 5.00%), Maturing August 21, 2019	2,575	2,297,809
Vivid Seats Ltd.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2024	2,117	2,128,776

		$37,198,986

Steel — 0.7%
Atkore International, Inc.
Term Loan, 4.45%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	1,425	$1,435,688
Neenah Foundry Company
Term Loan, 8.22%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	875	895,781
Phoenix Services International, LLC
Term Loan, Maturing January 26, 2025(5)	900	906,188
Zekelman Industries, Inc.
Term Loan, 4.41%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021	1,242	1,250,889

		$4,488,546

Surface Transport — 0.8%
Agro Merchants NAI Holdings, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	400	$405,000
Hertz Corporation (The)
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	1,130	1,131,640
Kenan Advantage Group, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	120	120,380
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	395	395,856
PODS, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing December 6, 2024	673	678,923

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Stena International S.a.r.l.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		1,684	$1,621,211
XPO Logistics, Inc.
Term Loan, Maturing February 24, 2025(5)		650	652,148

			$5,005,158

Telecommunications — 5.8%
CenturyLink, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		5,575	$5,496,950
Colorado Buyer, Inc.
Term Loan, 4.78%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		1,696	1,707,333
Consolidated Communications, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		1,167	1,152,410
Digicel International Finance Limited
Term Loan, 5.02%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		1,820	1,826,126
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	2,075	2,537,829
Frontier Communications Corp.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		2,065	2,038,817
Gamma Infrastructure III B.V.
Term Loan, Maturing December 28, 2024(5)	EUR	825	1,009,017
Global Eagle Entertainment, Inc.
Term Loan, 9.36%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		2,269	2,297,662
Intelsat Jackson Holdings S.A.
Term Loan, 6.46%, (3 mo. USD LIBOR + 4.50%), Maturing January 14, 2024		1,600	1,634,000
IPC Corp.
Term Loan, 6.28%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		1,230	1,210,299
Mitel Networks Corporation
Term Loan, 5.40%, (2 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		474	480,031
Onvoy, LLC
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		1,787	1,715,040
Sprint Communications, Inc.
Term Loan, 4.19%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		3,772	3,776,686
Syniverse Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing April 23, 2019		1,967	1,977,152
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing April 23, 2019		2,108	2,128,354
Telesat Canada
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing November 17, 2023		5,308	5,347,757

			$36,335,463

Utilities — 2.6%
Calpine Construction Finance Company L.P.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		968	$971,655
Calpine Corporation
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		3,437	3,449,495
Dayton Power & Light Company (The)
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022		619	622,037
Granite Acquisition, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		121	122,901
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		2,675	2,712,783
Invenergy Thermal Operating I, LLC
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022		956	918,069

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Lightstone Generation, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	101	$102,219
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,598	1,609,824
Lonestar Generation, LLC
Term Loan, 6.01%, (3 mo. USD LIBOR + 4.25%), Maturing February 22, 2021	1,354	1,345,997
Longview Power, LLC
Term Loan, 7.78%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	3,218	2,678,569
Talen Energy Supply, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	1,094	1,102,467
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	793	793,956

		$16,429,972

Total Senior Floating-Rate Loans (identified cost $881,921,192)		$877,912,602

Corporate Bonds & Notes — 5.2%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.0%(8)
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(9)	10	$10,631
Orbital ATK, Inc.
5.25%, 10/1/21	45	46,181
TransDigm, Inc.
6.00%, 7/15/22	85	87,232
6.50%, 7/15/24	80	82,700

		$226,744

Automotive — 0.0%(8)
General Motors Financial Co., Inc.
3.25%, 5/15/18	10	$10,015

		$10,015

Brokerage/Securities Dealers/Investment Houses — 0.0%(8)
Alliance Data Systems Corp.
6.375%, 4/1/20(9)	30	$30,144

		$30,144

Building and Development — 0.1%
HD Supply, Inc.
5.75%, 4/15/24(9)	15	$15,769
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)	55	53,900
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(9)	120	126,000
Standard Industries, Inc.
6.00%, 10/15/25(9)	50	53,062
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	45	45,338
5.875%, 6/15/24	60	62,250

Security	Principal Amount* (000’s omitted)	Value
VICI Properties 1, LLC/VICI FC, Inc.
8.00%, 10/15/23	25	$27,500

		$383,819

Business Equipment and Services — 0.0%(8)
First Data Corp.
7.00%, 12/1/23(9)	155	$163,331
5.00%, 1/15/24(9)	20	20,200
FTI Consulting, Inc.
6.00%, 11/15/22	40	41,200
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	45	48,825

		$273,556

Cable and Satellite Television — 0.2%
Cablevision Systems Corp.
5.875%, 9/15/22	15	$15,038
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	160	163,200
5.75%, 1/15/24	10	10,200
5.375%, 5/1/25(9)	95	95,594
5.75%, 2/15/26(9)	45	45,731
CSC Holdings, LLC
5.25%, 6/1/24	10	9,650
DISH DBS Corp.
6.75%, 6/1/21	120	123,600
5.875%, 7/15/22	30	29,362
5.875%, 11/15/24	5	4,694
Virgin Media Secured Finance PLC
5.50%, 1/15/25(9)	625	632,031

		$1,129,100

Chemicals and Plastics — 0.6%
Avantor, Inc.
6.00%, 10/1/24(9)	1,425	$1,428,562
Hexion, Inc.
6.625%, 4/15/20	2,000	1,870,000
Platform Specialty Products Corp.
6.50%, 2/1/22(9)	45	46,294
Tronox Finance, LLC
7.50%, 3/15/22(9)	25	26,000
W.R. Grace & Co.
5.125%, 10/1/21(9)	30	31,125
5.625%, 10/1/24(9)	15	15,806

		$3,417,787

Conglomerates — 0.0%(8)
Spectrum Brands, Inc.
6.625%, 11/15/22	35	$36,269
5.75%, 7/15/25	75	77,625

		$113,894

Security	Principal Amount* (000’s omitted)	Value
Consumer Products — 0.0%(8)
Central Garden & Pet Co.
6.125%, 11/15/23	25	$26,219

		$26,219

Containers and Glass Products — 0.9%
Berry Global, Inc.
6.00%, 10/15/22	25	$26,125
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(9)	35	36,553
6.375%, 8/15/25(9)	15	16,153
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	4,216	4,278,853
5.222%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)	1,050	1,064,438

		$5,422,122

Distribution & Wholesale — 0.0%(8)
American Tire Distributors, Inc.
10.25%, 3/1/22(9)	50	$52,319

		$52,319

Drugs — 0.7%
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(9)	110	$110,825
Valeant Pharmaceuticals International, Inc.
7.50%, 7/15/21(9)	50	50,438
5.625%, 12/1/21(9)	30	28,575
6.50%, 3/15/22(9)	887	925,806
7.00%, 3/15/24(9)	1,153	1,219,298
5.50%, 11/1/25(9)	1,875	1,862,109

		$4,197,051

Ecological Services and Equipment — 0.0%(8)
Clean Harbors, Inc.
5.125%, 6/1/21	25	$25,219
Covanta Holding Corp.
5.875%, 3/1/24	25	25,125

		$50,344

Electric Utilities — 0.0%(8)
NRG Yield Operating, LLC
5.375%, 8/15/24	20	$20,312
5.00%, 9/15/26	30	29,622

		$49,934

Electronics/Electrical — 0.0%(8)
Anixter, Inc.
5.50%, 3/1/23	50	$52,313
Infor (US), Inc.
5.75%, 8/15/20(9)	25	25,531
6.50%, 5/15/22	50	51,375
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23	60	63,375

		$192,594

Security	Principal Amount* (000’s omitted)		Value
Equipment Leasing — 0.1%
International Lease Finance Corp.
7.125%, 9/1/18(9)		400	$408,561

			$408,561

Financial Intermediaries — 0.0%(8)
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22		40	$40,700
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(11)(12)		80	88,500
Navient Corp.
5.50%, 1/15/19		110	111,892
5.00%, 10/26/20		30	30,262

			$271,354

Financial Services — 0.0%(8)
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(9)		15	$16,917

			$16,917

Food Products — 0.1%
Dean Foods Co.
6.50%, 3/15/23(9)		30	$29,400
Iceland Bondco PLC
4.772%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	254	348,608
Post Holdings, Inc.
8.00%, 7/15/25(9)		20	22,475

			$400,483

Food Service — 0.0%(8)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(9)		65	$65,569
Yum! Brands, Inc.
5.30%, 9/15/19		10	10,312
3.875%, 11/1/23		5	4,869

			$80,750

Health Care — 0.9%
Centene Corp.
4.75%, 5/15/22		20	$20,438
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		1,650	1,509,750
Envision Healthcare Corp.
5.625%, 7/15/22		25	25,625
6.25%, 12/1/24(9)		20	21,150
HCA Healthcare, Inc.
6.25%, 2/15/21		90	94,950
HCA, Inc.
6.50%, 2/15/20		20	21,100
4.75%, 5/1/23		1,200	1,224,000
5.875%, 2/15/26		25	25,938
Hologic, Inc.
4.375%, 10/15/25(9)		30	29,362

Security	Principal Amount* (000’s omitted)	Value
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(9)	27	$29,025
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)	1,850	1,951,750
Teleflex, Inc.
5.25%, 6/15/24	20	20,600
Tenet Healthcare Corp.
6.00%, 10/1/20	55	57,406
4.375%, 10/1/21	675	675,000
8.125%, 4/1/22	70	73,937
6.75%, 6/15/23	10	10,038

		$5,790,069

Insurance — 0.0%(8)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
8.25%, 8/1/23(9)	40	$41,700
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, (8.125% cash or 8.875% PIK), 7/15/19(9)(13)	45	45,113
Hub International, Ltd.
7.875%, 10/1/21(9)	60	61,950

		$148,763

Internet Software & Services — 0.0%(8)
Netflix, Inc.
5.50%, 2/15/22	45	$47,025
5.875%, 2/15/25	55	58,251
Riverbed Technology, Inc.
8.875%, 3/1/23(9)	40	37,650

		$142,926

Leisure Goods/Activities/Movies — 0.2%
National CineMedia, LLC
6.00%, 4/15/22	775	$785,656
Regal Entertainment Group
5.75%, 3/15/22	35	36,050
Royal Caribbean Cruises, Ltd.
7.25%, 3/15/18	50	50,078
Sabre GLBL, Inc.
5.375%, 4/15/23(9)	25	25,313
5.25%, 11/15/23(9)	40	40,500
Viking Cruises, Ltd.
6.25%, 5/15/25(9)	45	45,900

		$983,497

Lodging and Casinos — 0.1%
ESH Hospitality, Inc.
5.25%, 5/1/25(9)	35	$35,000
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	75	77,250
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	15	15,593
MGM Resorts International
6.625%, 12/15/21	90	97,474

Security	Principal Amount* (000’s omitted)	Value
7.75%, 3/15/22	25	$27,938
6.00%, 3/15/23	20	21,325
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	30	30,300
Tunica-Biloxi Gaming Authority
3.78%, 6/15/20(9)	457	125,634

		$430,514

Nonferrous Metals/Minerals — 0.0%(8)
Eldorado Gold Corp.
6.125%, 12/15/20(9)	120	$117,000
Imperial Metals Corp.
7.00%, 3/15/19(9)	25	23,625
New Gold, Inc.
6.25%, 11/15/22(9)	70	72,100

		$212,725

Oil and Gas — 0.3%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp.
6.25%, 10/15/22	13	$13,634
Antero Resources Corp.
5.375%, 11/1/21	100	102,625
5.625%, 6/1/23	5	5,150
Canbriam Energy, Inc.
9.75%, 11/15/19(9)	30	30,750
CITGO Petroleum Corp.
6.25%, 8/15/22(9)	775	779,844
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	130	133,737
Energy Transfer Equity, L.P.
5.875%, 1/15/24	35	37,187
Gulfport Energy Corp.
6.625%, 5/1/23	35	36,138
Matador Resources Co.
6.875%, 4/15/23	40	41,900
Newfield Exploration Co.
5.625%, 7/1/24	130	137,475
Parsley Energy, LLC/Parsley Finance Corp.
5.25%, 8/15/25(9)	15	14,850
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	50	51,437
RSP Permian, Inc.
6.625%, 10/1/22	85	88,825
Seven Generations Energy, Ltd.
6.75%, 5/1/23(9)	65	67,762
6.875%, 6/30/23(9)	30	31,350
SM Energy Co.
6.50%, 1/1/23	90	90,450
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	5,063

		$1,668,177

Security	Principal Amount* (000’s omitted)	Value
Publishing — 0.0%(8)
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, (8.50% cash or 9.25% PIK), 8/1/19(9)(13)	9	$9,000
Tribune Media Co.
5.875%, 7/15/22	35	35,875

		$44,875

Radio and Television — 0.2%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	$51,525
Series B, 6.50%, 11/15/22	100	103,250
iHeartCommunications, Inc.
9.00%, 12/15/19	953	769,547
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)	35	35,875
Sirius XM Radio, Inc.
6.00%, 7/15/24(9)	95	99,750
Univision Communications, Inc.
6.75%, 9/15/22(9)	270	279,788

		$1,339,735

Retailers (Except Food and Drug) — 0.2%
Dollar Tree, Inc.
5.75%, 3/1/23	110	$114,606
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)	1,300	887,250
Hot Topic, Inc.
9.25%, 6/15/21(9)	25	24,875
L Brands, Inc.
6.875%, 11/1/35	15	15,052
Murphy Oil USA, Inc.
6.00%, 8/15/23	140	145,250
Party City Holdings, Inc.
6.125%, 8/15/23(9)	60	61,575
Vista Outdoor, Inc.
5.875%, 10/1/23	30	29,812

		$1,278,420

Road & Rail — 0.0%(8)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(9)	45	$46,406

		$46,406

Software and Services — 0.0%(8)
IHS Markit, Ltd.
5.00%, 11/1/22(9)	60	$62,400
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, (7.125% cash or 7.875% PIK), 5/1/21(9)(13)	60	61,275

		$123,675

Surface Transport — 0.0%(8)
Hertz Corp. (The)
6.25%, 10/15/22	45	$42,849

Security	Principal Amount* (000’s omitted)		Value
XPO Logistics, Inc.
6.50%, 6/15/22(9)		75	$78,225

			$121,074

Telecommunications — 0.4%
CenturyLink, Inc.
6.75%, 12/1/23		40	$39,600
CommScope Technologies, LLC
6.00%, 6/15/25(9)		50	51,890
5.00%, 3/15/27(9)		5	4,888
Frontier Communications Corp.
6.25%, 9/15/21		20	17,185
10.50%, 9/15/22		15	12,844
7.625%, 4/15/24		30	19,050
6.875%, 1/15/25		50	30,750
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20		85	79,581
7.50%, 4/1/21		10	9,131
5.50%, 8/1/23		35	29,050
Level 3 Financing, Inc.
5.375%, 1/15/24		25	24,938
Sprint Communications, Inc.
7.00%, 8/15/20		510	534,862
6.00%, 11/15/22		5	4,940
Sprint Corp.
7.25%, 9/15/21		230	240,637
7.875%, 9/15/23		260	269,750
7.625%, 2/15/25		35	35,088
T-Mobile USA, Inc.
6.375%, 3/1/25		35	37,012
6.50%, 1/15/26		110	118,250
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(9)(10)	EUR	650	732,748

			$2,292,194

Utilities — 0.2%
AES Corp. (The)
5.50%, 3/15/24		20	$20,525
Calpine Corp.
5.25%, 6/1/26(9)		1,150	1,119,812
Dynegy, Inc.
7.375%, 11/1/22		20	21,125
7.625%, 11/1/24		35	37,800
8.125%, 1/30/26(9)		25	27,469

			$1,226,731

Total Corporate Bonds & Notes (identified cost $33,279,039)			$32,603,488

Asset-Backed Securities — 4.3%

Security	Principal Amount (000’s omitted)	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 7.072%, (3 mo. USD LIBOR + 5.35%), 7/15/27(9)(10)	$1,000	$1,005,483
Apidos CLO XVII
Series 2014-17A, Class C, 5.031%, (3 mo. USD LIBOR + 3.30%), 4/17/26(9)(10)	1,000	1,003,451
Apidos CLO XXI
Series 2015-21A, Class D, 7.284%, (3 mo. USD LIBOR + 5.55%), 7/18/27(9)(10)	1,000	1,007,289
Ares CLO, Ltd.
Series 2014-32A, Class D, 7.539%, (3 mo. USD LIBOR + 5.70%), 11/15/25(9)(10)	2,000	2,007,538
Series 2015-2A, Class E2, 6.96%, (3 mo. USD LIBOR + 5.20%), 7/29/26(9)(10)	1,000	1,002,501
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.82%, (3 mo. USD LIBOR + 5.10%), 7/15/26(9)(10)	525	524,285
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR, 9.172%, (3 mo. USD LIBOR + 7.45%), 10/14/28(9)(10)	1,200	1,227,996
Series 2014-4A, Class E, 6.922%, (3 mo. USD LIBOR + 5.20%), 10/15/26(9)(10)	2,000	2,012,879
Series 2015-5A, Class D, 7.845%, (3 mo. USD LIBOR + 6.10%), 1/20/28(9)(10)	500	510,867
Cent CLO, L.P.
Series 2014-22A, Class D, 7.094%, (3 mo. USD LIBOR + 5.30%), 11/7/26(9)(10)	1,000	1,002,143
Cumberland Park CLO, Ltd.
Series 2015-2A, Class E, 6.745%, (3 mo. USD LIBOR + 5.00%), 7/20/26(9)(10)	2,025	2,026,605
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 7.789%, (3 mo. USD LIBOR + 5.95%), 8/15/28(9)(10)	1,000	1,004,815
Galaxy CLO, Ltd.
Series 2015-21A, Class E1, 7.345%, (3 mo. USD LIBOR + 5.60%), 1/20/28(9)(10)	1,000	1,000,166
Series 2015-21A, Class ER, 6.995%, (3 mo. USD LIBOR + 5.25%), 4/20/31(9)(14)	1,000	1,000,000
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class ER, 7.176%, (3 mo. USD LIBOR + 5.75%), 1/20/31(9)(10)	1,200	1,207,680
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 5.245%, (3 mo. USD LIBOR + 3.50%), 4/20/25(9)(10)	500	502,535
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class E, 8.445%, (3 mo. USD LIBOR + 6.70%), 10/20/28(9)(10)	1,000	1,021,198
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class E2, 8.222%, (3 mo. USD LIBOR + 6.50%), 7/15/27(9)(10)	2,000	2,020,755
Palmer Square CLO, Ltd.
Series 2015-2A, Class DR, 8.245%, (3 mo. USD LIBOR + 6.50%), 7/20/30(9)(10)	1,200	1,220,196
Recette CLO, LLC
Series 2015-1A, Class E, 7.445%, (3 mo. USD LIBOR + 5.70%), 10/20/27(9)(10)	1,000	1,012,730
Voya CLO, Ltd.
Series 2013-1A, Class DR, 8.202%, (3 mo. USD LIBOR + 6.48%), 10/15/30(9)(10)	2,000	2,039,881
Westcott Park CLO, Ltd.
Series 2016-1A, Class E, 8.945%, (3 mo. USD LIBOR + 7.20%), 7/20/28(9)(10)	1,600	1,672,802

Total Asset-Backed Securities (identified cost $25,444,407)		$27,033,795

Common Stocks — 2.2%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(15)(16)	58	$625,849

		$625,849

Automotive — 0.1%
Dayco Products, LLC(15)(16)	20,780	$737,690

		$737,690

Business Equipment and Services — 0.7%
Education Management Corp.(3)(15)(16)	3,569,737	$0
RCS Capital Corp.(15)(16)	63,815	4,467,050

		$4,467,050

Electronics/Electrical — 0.1%
Answers Corp.(3)(15)(16)	96,908	$801,429

		$801,429

Health Care — 0.0%(8)
New Millennium Holdco, Inc.(15)(16)	68,551	$11,311

		$11,311

Lodging and Casinos — 0.0%(8)
Caesars Entertainment Corp.(15)(16)	10,084	$128,067

		$128,067

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(15)(16)	707	$0

		$0

Oil and Gas — 0.6%
AFG Holdings, Inc.(15)(16)	60,086	$2,463,526
Nine Point Energy Holdings, Inc.(3)(15)(17)	646	4,767
Paragon Offshore Finance Company, Class A(15)(16)	1,707	2,347
Paragon Offshore Finance Company, Class B(15)(16)	854	27,969
Paragon Offshore, Ltd.(15)(16)	1,707	60,599
Samson Resources II, LLC, Class A(15)(16)	46,484	1,022,648
Southcross Holdings Group, LLC(3)(15)(16)	67	0
Southcross Holdings L.P., Class A(15)(16)	67	26,800

		$3,608,656

Publishing — 0.6%
ION Media Networks, Inc.(3)(15)(16)	4,429	$3,084,134
MediaNews Group, Inc.(15)(16)	29,104	465,665

		$3,549,799

Total Common Stocks (identified cost $5,692,842)		$13,929,851

Convertible Preferred Stocks — 0.0%(8)

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(3)(15)(16)	3,972	$0

		$0

Security	Shares	Value
Oil and Gas — 0.0%(8)
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(15)(17)	14	$20,552

		$20,552

Total Convertible Preferred Stocks (identified cost $294,330)		$20,552

Closed-End Funds — 2.0%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	111,292	$1,613,734
Invesco Senior Income Trust	538,147	2,367,847
Nuveen Credit Strategies Income Fund	406,731	3,290,454
Nuveen Floating Rate Income Fund	164,907	1,817,275
Nuveen Floating Rate Income Opportunity Fund	115,017	1,292,791
Voya Prime Rate Trust	441,753	2,283,863

Total Closed-End Funds (identified cost $13,551,541)		$12,665,964

Miscellaneous — 0.0%

Security	Principal Amount	Value
Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(3)(15)	$25,000	$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 1.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.67%(18)	5,983,842	$5,983,842

Total Short-Term Investments (identified cost $5,983,659)		$5,983,842

Total Investments — 155.4% (identified cost $966,167,010)		$970,150,094

Less Unfunded Loan Commitments — (0.1)%		$(384,679)

Net Investments — 155.3% (identified cost $965,782,331)		$969,765,415

Notes Payable — (39.9)%		$(249,000,000)

Value
Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (12.8)%	$(79,757,265)

Other Assets, Less Liabilities — (2.6)%	$(16,749,557)

Net Assets Applicable to Common Shares — 100.0%	$624,258,593

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	The stated interest rate represents the weighted average interest rate at February 28, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after February 28, 2018, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)	Amount is less than 0.05%.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2018, the aggregate value of these securities is $43,322,104 or 6.9% of the Trust’s net assets applicable to common shares.

(10)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2018.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.

(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(14)	When-issued security.

(15)	Non-income producing security.

(16)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(17)	Restricted security.

(18)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2018 was $127,484.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	14,853,465	EUR	12,407,718	Goldman Sachs International	3/29/18	$—	$(315,533)
USD	13,904,044	EUR	11,152,446	Goldman Sachs International	4/30/18	237,258	—
USD	431,842	EUR	350,000	HSBC Bank USA, N.A.	4/30/18	2,934	—
USD	1,425,379	EUR	1,138,450	HSBC Bank USA, N.A.	4/30/18	30,264	—
USD	1,964,214	EUR	1,575,000	HSBC Bank USA, N.A.	4/30/18	34,127	—
USD	1,120,828	EUR	909,196	JPMorgan Chase Bank, N.A.	4/30/18	6,652	—
USD	1,153,041	GBP	814,011	State Street Bank and Trust Company	4/30/18	29,378	—
USD	1,938,113	CAD	2,467,305	HSBC Bank USA, N.A.	5/31/18	12,171	—
USD	11,969,170	EUR	9,651,856	State Street Bank and Trust Company	5/31/18	114,889	—

						$467,673	$(315,533)

Abbreviations:

DIP	-	Debtor in Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At February 28, 2018, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At February 28, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $467,673 and $315,533, respectively.

Restricted Securities

At February 28, 2018, the Trust owned the following securities (representing less than 0.01% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	646	$34,722	$4,767
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	14	$14,000	$20,552

Total Restricted Securities			$48,722	$25,319

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2018, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$874,541,352	$2,986,571	$877,527,923
Corporate Bonds & Notes	—	32,603,488	—	32,603,488
Asset-Backed Securities	—	27,033,795	—	27,033,795
Common Stocks	128,067	9,285,605	4,516,179	13,929,851
Convertible Preferred Stocks	—	—	20,552	20,552
Closed-End Funds	12,665,964	—	—	12,665,964
Miscellaneous	—	—	0	0
Short-Term Investments	—	5,983,842	—	5,983,842
Total Investments	$12,794,031	$949,448,082	$7,523,302	$969,765,415
Forward Foreign Currency Exchange Contracts	$—	$467,673	$—	$467,673
Total	$12,794,031	$949,915,755	$7,523,302	$970,233,088

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(315,533)	$—	$(315,533)
Total	$—	$(315,533)	$—	$(315,533)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 28, 2018 is not presented. At February 28, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 26, 2018